FINANCING AND FINANCIAL INSTRUMENTS - Derivative Financial Instruments - Classified as Level 3 (Details) € in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 01, 2018 EUR (€)	Dec. 14, 2017 USD ($)	Nov. 20, 2015 USD ($)	Sep. 27, 2011 USD ($)	Dec. 28, 2009 USD ($)
Disclosure of detailed information about financial instruments [line items]
Fair value measurement, steel price (USD per metric ton)	$ 633,000,000
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning of period, liabilities	(44,442,000,000)
End of period, liabilities	(47,141,000,000)	$ (44,442,000,000)
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning of period, assets	85,297,000,000
End of period, assets	91,249,000,000	85,297,000,000
Level 3
Reconciliation Of Changes In Fair Value Measurement, Assets (Liabilities) [Abstract]
Beginning of period, assets (liabilities)	720,000,000	142,000,000
Change in fair value	(929,000,000)	578,000,000
End of period, assets (liabilities)	(209,000,000)	720,000,000
Level 3 | Put option with ISP1
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning of period, liabilities	0	0
Change in fair value	(124,000,000)	0
End of period, liabilities	$ (124,000,000)	0
Level 3 | Call option on 1,000 mandatory convertible bonds
Disclosure of detailed information about financial instruments [line items]
Spot price	219
Volatility percentage	24.33%
Decrease in fair value measurement, percentage, due to a 10% decrease in unobservable input	26.00%
Reconciliation of changes in fair value measurement, assets [abstract]
Beginning of period, assets	$ 984,000,000	175,000,000
Change in fair value	(501,000,000)	809,000,000
End of period, assets	483,000,000	984,000,000
Level 3 | Special payment in pellet purchase agreement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning of period, liabilities	(264,000,000)	(33,000,000)
Change in fair value	(304,000,000)	(231,000,000)
End of period, liabilities	(568,000,000)	$ (264,000,000)
Mandatorily convertible unsecured unsubordinated bonds
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 1,000,000,000			$ 1,000,000,000	$ 1,000,000,000	$ 1,000,000,000	$ 750,000,000
ISP
Disclosure of detailed information about financial instruments [line items]
Business combination, equity contribution, present value at acquisition date | €			€ 100
Stock market price movement | Level 3 | Call option on 1,000 mandatory convertible bonds
Disclosure of detailed information about financial instruments [line items]
Increase in fair value measurement, percentage, due to a 10% increase in unobservable input	28.00%